Property, Plant and Equipment, Net - Schedule of Relevant Information Related to Computation of Capitalized Borrowing Costs (Detail) - MXN ($) $ in Thousands		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Amount invested in the acquisition of qualifying assets	$ 38,573,605		$ 46,528,232	$ 50,783,957
Capitalized interest		$ 1,527,259	$ 1,771,613	2,233,358
Capitalization rate		3.78%	3.72%
Property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Capitalized interest		$ 1,527,259	$ 1,771,613	$ 2,233,358
Capitalization rate		4.00%	3.80%	4.40%